Short-term Borrowings	12 Months Ended
Dec. 31, 2024
Short-term Borrowings
Short-term Borrowings

12. Short-term Borrowings

Short-term borrowings as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB

Short-term borrowings	29,825	69,771

The weighted average interest rate for the short-term borrowings is 1.4% for the years ended December 31, 2023 and 2024, respectively.